Organization and Businessy (Narrative) (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2014	Jul. 31, 2013 segment	Jul. 31, 2012	Apr. 30, 2013	Jul. 31, 2011
Organization and Business [Abstract]
Strategic Collaberation Agreement Term		5 years
Proceeds from manufacturing equipment	$ 58,000
Gain from manufacturing equipment	0
Number of Operating Segments			1
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Stockholders' Equity Note, Stock Split, Conversion Ratio			0.125	0.125
Accumulated deficit	78,546,000	78,546,000	70,171,000	62,500,000
Cash and Cash Equivalents, at Carrying Value	416,000	416,000	32,000	877,000	410,000	1,794,000
Liabilities, Current	1,156,000	1,156,000	2,153,000	3,637,000
Accounts Payable, Current	$ 529,000	$ 529,000	$ 1,134,000	$ 1,946,000